Financial structure and financial costs - Fair value of bonds (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current financial debt
Current portion (less than one year)	$ (3,092)	$ (12,672)	$ (11,314)
Non-current financial debt and related financial instruments	47,108	55,422	46,861
USLIBOR
Non-current financial debt
Fair value after hedging	15,862
VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	12,820	16,553	19,340
FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	27,147	28,080	20,499
Principal financing entities | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Current portion (less than one year)	(2,540)	(2,699)	(3,661)
Non-current financial debt and related financial instruments	12,122	14,658	17,438
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD
Non-current financial debt
Fair value after hedging	$ 5,001	6,253	6,276
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.434%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.883%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD, USLIBOR 3 months
Non-current financial debt
Fair value after hedging			300
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CHF
Non-current financial debt
Fair value after hedging	$ 409	410	410
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CHF | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.176%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CHF | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.298%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, NZD
Non-current financial debt
Fair value after hedging			164
Principal financing entities | Variable rate bonds or bonds after fair value hedge, AUD
Non-current financial debt
Fair value after hedging	$ 71	377	378
Principal financing entities | Variable rate bonds or bonds after fair value hedge, AUD | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.00%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro
Non-current financial debt
Fair value after hedging	$ 7,528	8,666	9,675
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.25%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.125%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro, EURIBOR 3 months
Non-current financial debt
Fair value after hedging			1,641
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CAD
Non-current financial debt
Fair value after hedging			92
Principal financing entities | Variable rate bonds or bonds after fair value hedge, GBP
Non-current financial debt
Fair value after hedging	$ 1,524	1,522	2,035
Principal financing entities | Variable rate bonds or bonds after fair value hedge, GBP | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.405%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, GBP | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.25%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, HKD
Non-current financial debt
Fair value after hedging	$ 129	129	128
Initial current rate before hedging instruments (as a percent)	2.92%
Principal financing entities | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Current portion (less than one year)	$ (1,000)	(1,500)	(1,250)
Non-current financial debt and related financial instruments	26,750	27,632	19,829
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR
Non-current financial debt
Fair value after hedging	$ 15,487	15,259	10,246
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.696%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	5.125%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD
Non-current financial debt
Fair value after hedging	$ 9,941	11,524	8,565
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.829%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.461%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, HKD
Non-current financial debt
Fair value after hedging	$ 200	208	202
Initial current rate before hedging instruments (as a percent)	3.088%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, CHF
Non-current financial debt
Fair value after hedging	$ 1,113	1,134	1,079
Principal financing entities | Bond after cash flow hedge or fixed rate bond, CHF | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.51%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, CHF | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.01%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, GBP
Non-current financial debt
Fair value after hedging	$ 1,004	998	982
Principal financing entities | Bond after cash flow hedge or fixed rate bond, GBP | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.25%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, GBP | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.66%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, AUD
Non-current financial debt
Fair value after hedging	$ 5	9	5
Initial current rate before hedging instruments (as a percent)	4.00%
TotalEnergies Capital
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
TotalEnergies Capital International
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
TotalEnergies SE | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Fair value after hedging	$ 1,200	1,200	1,203
Current portion (less than one year)	(1,200)
Other consolidated subsidiaries | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	698	695	699
Other consolidated subsidiaries | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	$ 397	$ 448	$ 670